SHARE CAPITAL - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended
	Feb. 24, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Jan. 26, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Shares issued | shares		19,568				109,527,690	109,527,690	83,184,843	83,184,843
Sale of offering units | shares	9,585,250		7,419,354
Offering price per share	$ 2.40		$ 1.55
Gross proceeds from offerings | $	$ 23,005	$ 14	$ 11,500
Net issuance costs | $	$ 21,093		$ 10,231		$ 214
Exercise price per share	$ 3.00		$ 2.00
Broker warrants to purchase common stock | shares	670,967		518,234
Common stock price per share	$ 3.00		$ 1.9375
Stock based compensation | $				$ 769	$ 229
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding						$ 4.22		$ 5.10
Weighted average exercise price of options exercisable						$ 4.21
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding							$ 1.64		$ 1.13
Weighted average exercise price of options exercisable							$ 2.41